                                GAMNA FOCUS FUND

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2002

Dear Shareholders:

     2002 was another disappointing year in the equity markets. Jeff Immelt, the CEO of General Electric, recently described 2002 succinctly: "There wasn't one normal day in the last twelve months." We told you last year that we expected economic growth to improve and GDP growth in 2002 was close to 3%. We expected earnings for S&P 500 companies to also show improvement and we did see incremental improvement as the year progressed. Year over year profit growth grew +1% during the 2nd quarter, +7% during the 3rd quarter, and +10% during the 4th quarter. However, for one of the few times in history the market responded to the favorable backdrop with a dismal performance.

     The markets began the 2002 year concerned about the Enron bankruptcy and accounting scandal. Large companies with complex financials saw their valuations shrink as a result. Economic growth was strong during the first quarter with GDP growth of +5%, but the growth faded in the 2nd quarter to a +1% fueling concerns of a double dip recession. The markets were shocked in July when WorldCom revealed the largest accounting scandal in history leading to a market drop of over 19% as all corporate earnings were questioned. In August, CEO's and CFO's were required to certify their companies' financial results to restore credibility with investors. Economic growth during the 3rd quarter was a healthy +3%, but was overshadowed by Iraq war concerns. The markets dropped below the summer lows as oil prices climbed and economic growth slowed again during the 4th quarter. Although the markets recovered a small portion of their losses for the year, 2002 ended on a weak note and marked the third straight year of negative performance for the S&P 500.

     2003 has begun with a decidedly mixed picture for the markets. We are gripped by the looming conflict with Iraq, concerns over a fragile economic recovery and earnings. Yet, we have also seen interest rates climb, and investment grade bond spreads tighten to the Treasury securities, implying investors are growing more comfortable taking on risk. This is usually a sign of confidence in the economy and the markets. The Federal Reserve when they lowered rates last November for the first time brought the Fed Funds rate below the inflation rate resulting in a negative real Fed Fund rate. This has historically been very positive for the equity markets as it represents a very accommodative monetary policy. It also appears that more fiscal stimulus in the form of tax cuts or government spending is planned for 2003 which should help the economy as well.

     We believe that although the markets have gotten off to a slow start in 2003 that the incremental fundamental story is improving. Business spending levels are at historic low levels, but are improving. The Fed model currently signals that the markets are over 25% undervalued. We believe that as 2003 unfolds the markets will close this valuation gap and improve, but not in a smooth fashion.

Sincerely,

/s/ Mark P. Bronzo

Mark P. Bronzo, Chairman, President and CEO                     February 6, 2003

                                GAMNA FOCUS FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS

                                DECEMBER 31, 2002
                                   (UNAUDITED)

                                                                                    SHARES            VALUE
                                                                                   ---------       -----------
COMMON STOCK - 99.7%
AUTO & TRANSPORTATION - 3.6%
   FedEx Corp.                                                                        29,090       $ 1,577,260
                                                                                                   -----------
                                                                                                     1,577,260
                                                                                                   -----------
CONSUMER DISCRETIONARY - 16.8%
   Bed Bath & Beyond, Inc. **                                                         52,926         1,827,535
   Kohl's Corp. **                                                                    31,549         1,765,166
   Lowe's Cos., Inc.                                                                  46,646         1,749,225
   Viacom, Inc. Class B **                                                            52,734         2,149,438
                                                                                                   -----------
                                                                                                     7,491,364
                                                                                                   -----------
CONSUMER STAPLES - 6.4%
   PepsiCo., Inc.                                                                     33,926         1,432,356
   Proctor & Gamble Co. (The)                                                         16,302         1,400,994
                                                                                                   -----------
                                                                                                     2,833,350
                                                                                                   -----------
DIVERSIFIED - 6.9%
   3M Co.                                                                             13,740         1,694,142
   Honeywell International, Inc.                                                      57,980         1,391,520
                                                                                                   -----------
                                                                                                     3,085,662
                                                                                                   -----------
FINANCIAL SERVICES - 21.9%
   American Express Co.                                                               41,543         1,468,545
   Bank of America Corp.                                                              22,179         1,542,993
   Concord EFS, Inc. **                                                              112,050         1,763,667
   First Data Corp.                                                                   35,348         1,251,673
   Merrill Lynch & Co., Inc.                                                          48,203         1,829,304
   Morgan Stanley                                                                     46,841         1,869,893
                                                                                                   -----------
                                                                                                     9,726,075
                                                                                                   -----------
HEALTHCARE - 14.5%
   Amgen, Inc. **                                                                     26,609         1,286,279
   Cardinal Health, Inc.                                                              29,516         1,747,052
   Johnson & Johnson                                                                  28,524         1,532,024
   Pfizer, Inc.                                                                       60,780         1,858,045
                                                                                                   -----------
                                                                                                     6,423,400
                                                                                                   -----------
PRODUCER DURABLES - 5.6%
   Applied Materials, Inc. **                                                         92,045         1,199,346
   KLA-Tencor Corp. **                                                                36,905         1,305,330
                                                                                                   -----------
                                                                                                     2,504,676
                                                                                                   -----------
TECHNOLOGY - 16.2%
   Dell Computer Corp. **                                                             73,070         1,953,892
   Hewlett-Packard Co.                                                                77,172         1,339,706
   Microsoft Corp. **                                                                 51,482         2,661,619
   Texas Instruments, Inc.                                                            82,226         1,234,212
                                                                                                   -----------
                                                                                                     7,189,429
                                                                                                   -----------

                                                                                    SHARES            VALUE
                                                                                   ---------       -----------
TELECOMMUNICATIONS - 7.8%
   Nokia Oyj ADR                                                                     105,559        $1,636,164
   QUALCOMM, Inc. **                                                                  50,746         1,846,647
                                                                                                   -----------
                                                                                                     3,482,811
                                                                                                   -----------
TOTAL COMMON STOCKS (COST $53,798,245)                                                              44,314,027
                                                                                                   -----------

                                                                                   PRINCIPAL
                                                                                     AMOUNT
                                                                                   ---------
TEMPORARY INVESTMENTS - 0.4%
   BlackRock Provident Institutional TempCash Portfolio (Cost $197,937)             $197,937           197,937
                                                                                                   -----------
                                                                                                       197,937
                                                                                                   -----------
TOTAL INVESTMENTS - 100.1%
   (COST $53,996,182*)                                                                              44,511,964
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                                         (31,668)
                                                                                                   -----------
NET ASSETS - 100%                                                                                  $44,480,296
                                                                                                   ===========

-----------------------------
*Aggregate cost for federal income tax purposes was $54,034,922. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

           Gross Appreciation                 $    504,098
           Gross Depreciation                  (10,027,056)
                                              ------------
           Net depreciation                   $ (9,522,958)
                                              ============

** Non-income producing securities

                        See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2002
                                   (UNAUDITED)

ASSETS:
   Investments, at value (Cost $53,996,182)                     $ 44,511,964
   Receivables:
      Investment securities sold                                      87,587
      Dividends                                                       18,486
      Fund shares sold                                                   809
      Interest                                                           494
   Prepaid expense                                                    12,448
                                                                ------------
         TOTAL ASSETS                                             44,631,788
                                                                ------------
LIABILITIES:
   Payables:
      Fund shares repurchased                                         29,077
      Due to affiliates                                               19,820
   Accrued expenses                                                  102,595
                                                                ------------
         TOTAL LIABILITIES                                           151,492
                                                                ------------
   NET ASSETS APPLICABLE TO ALL SHARES OUTSTANDING
      $.001 PAR VALUE STOCK, (300,000,000 SHARES AUTHORIZED)     $44,480,296
                                                                ============
NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 2002
   Paid-in capital                                              $126,969,234
   Accumulated net investment deficit                               (314,380)
   Accumulated net realized loss                                 (72,690,340)
   Unrealized depreciation on investments                         (9,484,218)
                                                                ------------
                                                               $  44,480,296
                                                                ============
   Class A Net Assets                                          $  17,313,001
                                                                ============
   Class A Shares Outstanding                                      3,931,137
                                                                ============
   NET ASSET VALUE AND REDEMPTION PRICE--CLASS A SHARES                $4.40
                                                                       =====
   OFFERING PRICE $4.40/(1-5.75%)--CLASS A SHARES                      $4.67
                                                                       =====

   Class B Net Assets                                           $ 13,536,389
                                                                ============
   Class B Shares Outstanding                                      3,082,517
                                                                ============
   NET ASSET VALUE AND OFFERING PRICE--CLASS B SHARES                  $4.39
                                                                       =====
   REDEMPTION PRICE--CLASS B SHARES                                        *
                                                                       =====

   Class C Net Assets                                           $ 13,630,906
                                                                ============
   Class C Shares Outstanding                                      3,126,982
                                                                ============
   NET ASSET VALUE AND OFFERING PRICE--CLASS C SHARES                  $4.36
                                                                       =====
   REDEMPTION PRICE--CLASS C SHARES                                        *
                                                                       =====

-----------------------------
* Varies based on length of time shares are held (Note G).


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                             STATEMENT OF OPERATIONS

                       SIX MONTHS ENDED DECEMBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME:
   Income:
      Dividends                                                        $187,075
      Interest                                                            4,545
                                                                    -----------
         Total income                                                   191,620
                                                                    -----------
   Expenses:
      Investment advisory fee                                           134,726
      Service organization fee Class A                                   24,434
      Service organization fee Class B                                   18,138
      Service organization fee Class C                                   18,667
      Distribution fee Class B                                           54,415
      Distribution fee Class C                                           56,001
      Accounting/Administration fee                                      94,499
      Directors' fees                                                    31,488
      Legal fee                                                          23,217
      Transfer agent fee Class A                                         16,144
      Transfer agent fee Class B                                         13,213
      Transfer agent fee Class C                                         16,098
      Printing fee                                                       15,477
      Registration fees                                                  14,325
      Audit fee                                                          12,479
      Insurance fee                                                      10,952
      Custodian fee                                                       8,824
      Miscellaneous                                                       5,215
                                                                    -----------
      Total expenses                                                    568,312
         Fee waivers                                                   (119,613)
         Expenses borne by investment adviser                            (8,533)
                                                                    -----------
   Net expenses                                                         440,166
                                                                    -----------
      Net investment deficit                                           (248,546)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from security transactions                      (6,171,144)
   Change in unrealized appreciation (depreciation) on investments   (3,320,405)
                                                                    -----------
      Net loss on investments                                        (9,491,549)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(9,740,095)
                                                                    ===========


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                                ENDED              YEAR
                                                                          DECEMBER 31, 2002        ENDED
                                                                             (UNAUDITED)       JUNE 30, 2002
                                                                          -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment deficit                                                   $(248,546)       $   (623,278)
      Net realized and unrealized loss on investments                         (9,491,549)        (31,856,006)
                                                                             -----------        ------------
            Net decrease in net assets resulting
               from operations                                                (9,740,095)        (32,479,284)
                                                                             -----------        ------------
   From Capital Share Transactions:
      Proceeds from shares sold
         Class A                                                                 439,060           8,802,908
         Class B                                                                   9,458              54,978
         Class C                                                                  11,995           3,444,058
      Cost of shares redeemed
         Class A                                                              (2,399,696)        (19,398,614)
         Class B                                                                (129,148)           (302,061)
         Class C                                                              (1,308,534)         (8,762,762)
                                                                             -----------        ------------
            Net decrease from capital share transactions**                    (3,376,865)        (16,161,493)
                                                                             -----------        ------------
   Total decrease in net assets                                              (13,116,960)        (48,640,777)
                                                                             -----------        ------------
NET ASSETS:
   Beginning of period                                                        57,597,256         106,238,033
                                                                             -----------        ------------
   End of period (including accumulated net investment deficit of
      ($314,380) and ($65,834), respectively)                                $44,480,296        $ 57,597,256
                                                                             ===========        ============

** Capital share transactions (shares) are as follows:

                                                                               SHARES              SHARES
                                                                             -----------        ------------
      Class A    Shares purchased                                                 95,471           1,264,513
                 Shares redeemed                                                (522,448)         (2,915,865)
                                                                             -----------        ------------
                    Net decrease                                                (426,977)         (1,651,352)
                                                                             ===========        ============
      Class B    Shares purchased                                                  2,008               8,597
                 Shares redeemed                                                 (27,731)            (48,420)
                                                                             -----------        ------------
                    Net decrease                                                 (25,723)            (39,823)
                                                                             ===========        ============
      Class C    Shares purchased                                                  2,582             438,465
                 Shares redeemed                                                (282,346)         (1,289,898)
                                                                             -----------        ------------
                    Net decrease                                                (279,764)           (851,433)
                                                                             ===========        ============


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                              CLASS A
                                                    ---------------------------------------------------------
                                                    SIX MONTHS                                 FOR THE PERIOD
                                                       ENDED           YEAR         YEAR          7/27/99*
                                                     12/31/02          ENDED        ENDED          THROUGH
                                                    (UNAUDITED)       6/30/02      6/30/01         6/30/00
                                                    -----------       -------      -------     --------------
Net asset value, beginning of period                   $  5.32        $  7.94      $ 12.91        $ 10.00
                                                       -------        -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (deficit)                              (0.02)         (0.04)(3)    (0.07)         (0.06)
   Net gain (loss) on securities
      (both realized and unrealized)                     (0.90)         (2.58)       (4.90)          2.97
                                                       -------        -------      -------        -------
      TOTAL FROM INVESTMENT OPERATIONS                   (0.92)         (2.62)       (4.97)          2.91
                                                       -------        -------      -------        -------
LESS DISTRIBUTIONS
   Dividends from net investment income                   0.00           0.00         0.00           0.00
   Distributions from capital gains                       0.00           0.00         0.00           0.00
                                                       -------        -------      -------        -------
      TOTAL DISTRIBUTIONS                                 0.00           0.00         0.00           0.00
                                                       -------        -------      -------        -------
Net asset value, end of period                         $  4.40          $5.32      $  7.94        $ 12.91
                                                       =======        =======      =======        =======
Total Return (1)                                        (17.29)%***    (33.00)%     (38.50)%        29.10%***
                                                       =======        =======      =======        =======
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                $17,313        $23,172      $47,709        $63,397
   Ratio of gross expenses (before waivers) to
      average net assets (2)                              1.85%**        1.46%        1.25%          1.56%**
   Ratio of waivers to average net assets (2)            (0.11)%**      (0.10)%      (0.12)%        (0.22)%**
   Ratio of net expenses (after waivers) to
      average net assets (2)                              1.74%**        1.36%        1.13%          1.34%**
   Ratio of net investment deficit to average net
      assets (2)                                         (0.95)%**      (0.66)%      (0.65)%        (0.89)%**
   Portfolio Turnover                                    32.69%***      76.90%       91.13%         54.26%

-----------------------------
*    Commencement of investment operations
**   Annualized
***  Not Annualized
(1)  Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.
(3)  Computed using average shares outstanding.


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS


     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                              CLASS B
                                                    ---------------------------------------------------------
                                                    SIX MONTHS                                 FOR THE PERIOD
                                                       ENDED         YEAR          YEAR          7/27/99*
                                                     12/31/02        ENDED         ENDED          THROUGH
                                                    (UNAUDITED)     6/30/02       6/30/01         6/30/00
                                                    -----------    --------      ---------     --------------
Net asset value, beginning of period                   $5.30         $ 7.92        $ 12.90         $ 10.00
                                                     -------        -------        -------         -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (deficit)                            (0.02)         (0.05)(3)      (0.08)          (0.11)
   Net gain (loss) on securities
      (both realized and unrealized)                   (0.89)         (2.57)         (4.90)           3.01
                                                     -------        -------        -------         -------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.91)         (2.62)         (4.98)           2.90
                                                     -------        -------        -------         -------
LESS DISTRIBUTIONS
   Dividends from net investment income                 0.00           0.00           0.00            0.00
   Distributions from capital gains                     0.00           0.00           0.00            0.00
                                                     -------        -------        -------         -------
      TOTAL DISTRIBUTIONS                               0.00           0.00           0.00            0.00
                                                     -------        -------        -------         -------

Net asset value, end of period                         $4.39         $ 5.30         $ 7.92         $ 12.90
                                                     =======        =======        =======         =======
Total Return (1)                                      (17.17)%***    (33.08)%       (38.60)%         29.00%***
                                                     =======        =======        =======         =======
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)              $13,536        $16,485        $24,938         $39,934
   Ratio of gross expenses (before waivers) to
      average net assets (2)                            2.62%**        2.26%          2.03%           2.45%**
   Ratio of waivers to average net assets (2)          (0.85)%**      (0.83)%        (0.80)%         (0.90)%**
   Ratio of net expenses (after waivers) to
      average net assets (2)                            1.77%**        1.43%          1.23%           1.55%**
   Ratio of net investment deficit to average
      net assets (2)                                   (0.99)%**      (0.73)%        (0.76)%         (1.04)%**
   Portfolio Turnover                                  32.69%***      76.90%         91.13%          54.26%

-----------------------------
*    Commencement of investment operations
**   Annualized
***  Not Annualized
(1)  Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of distribution related expenses.
(3)  Computed using average shares outstanding.


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                              FINANCIAL HIGHLIGHTS

     The Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                             CLASS C
                                                    ---------------------------------------------------------
                                                    SIX MONTHS                                 FOR THE PERIOD
                                                       ENDED          YEAR          YEAR          7/27/99*
                                                     12/31/02         ENDED         ENDED          THROUGH
                                                    (UNAUDITED)      6/30/02       6/30/01         6/30/00
                                                    -----------      -------       -------     --------------
Net asset value, beginning of period                  $  5.27        $  7.89       $ 12.88         $ 10.00
                                                      -------        -------       -------         -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (deficit)                             (0.03)         (0.07)(3)     (0.10)          (0.10)
   Net gain (loss) on securities
      (both realized and unrealized)                    (0.88)         (2.55)        (4.89)           2.98
                                                      -------        -------       -------         -------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.91)         (2.62)        (4.99)           2.88
                                                      -------        -------       -------         -------
LESS DISTRIBUTIONS
   Dividends from net investment income                  0.00           0.00          0.00            0.00
   Distributions from capital gains                      0.00           0.00          0.00            0.00
                                                      -------        -------       -------         -------
      TOTAL DISTRIBUTIONS                                0.00           0.00          0.00            0.00
                                                      -------        -------       -------         -------
Net asset value, end of period                        $  4.36        $  5.27       $  7.89         $ 12.88
                                                      =======        =======       =======         =======
Total Return (1)                                       (17.27)%***    (33.21)%      (38.74)%         28.80%***
                                                      =======        =======       =======         =======
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)               $13,631        $17,940       $33,591         $46,298
   Ratio of gross expenses (before waivers) to
      average net assets (2)                             2.65%**        2.27%         2.04%           2.45%**
   Ratio of waivers to average net assets (2)           (0.75)%**      (0.54)%       (0.51)%         (0.80)%**
   Ratio of net expenses (after waivers) to
      average net assets (2)                             1.90%**        1.73%         1.53%           1.65%**
   Ratio of net investment deficit to average
      net assets (2)                                    (1.12)%**      (1.04)%       (1.06)%         (1.16)%**
   Portfolio Turnover                                   32.69%***      76.90%        91.13%          54.26%

-----------------------------
*    Commencement of investment operations
**   Annualized
***  Not Annualized
(1)  Exclusive of deduction of sales charges on investments.
(2) Expense waivers reflect voluntary reductions of advisory and distribution related expenses.
(3)  Computed using average shares outstanding.


                       See Notes to Financial Statements.

                                GAMNA FOCUS FUND

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2002
                                   (UNAUDITED)

A.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     GAMNA Series Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Company was organized as a Maryland corporation on March 18, 1999. The Company presently consists of a single series, GAMNA Focus Fund (the "Fund") which commenced investment operations on July 27, 1999. The Fund is non-diversified, as such term is defined in the 1940 Act. The Fund offers three classes of shares, Class A, Class B and Class C. The following is a summary of significant accounting policies:

     SECURITY VALUATION--Portfolio securities which are traded on a national securities exchange or included in the NASDAQ National Market System, are valued at the last sales price, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Short-term obligations, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Income, non-class specific expenses, realized and unrealized gain/loss on investments are allocated to each class based on their respective net assets. Expenses borne by each class of the Fund may differ because of the allocation of other class-specific expenses.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Substantially all of the Fund's net investment income and net realized capital gains, if any, will be distributed to shareholders on an annual basis. Dividends paid on all classes are calculated at the same time. Dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ among classes due to differences in other class specific expenses.

     FEDERAL INCOME TAXES--The Fund intends to qualify as a "regulated investment company" for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B.   TRANSACTIONS WITH AFFILIATES

     Pursuant to an investment advisory agreement with the Company, Groupama Asset Management N.A. ("GAMNA" or "Adviser") serves as the Fund's adviser. For its advisory services, the Adviser is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate based on the Fund's average daily net assets, of 0.55% on the first $1 billion and 0.50% on assets over $1 billion. Under the terms of the Expense Limitation Agreement, a limit of 1.90% is set on the operating expenses for each class of the Fund through July 21, 2003. For the period ended December 31, 2002, the investment adviser was required to waive a portion of their fee for Class C. The investment advisory fee waived for Class C amounted to $8,533. Expense ratios (after distribution waivers) for Class B and Class C shares remain below 1.90%. Therefore, no expense waiver or reimbursement was required by the Adviser for Class B and Class C, respectively.

     Certain officers and directors of the Adviser are officers and/or directors of the Company. No such officers received compensation from the Company. For the period ended December 31, 2002, the directors who are not affiliated with the Adviser received compensation of $31,250 from the Fund.

     At December 31, 2002, GAMNA and its affiliates held 7,337,433 shares of the Fund with an aggregate value of $32,154,708.

C.   ADMINISTRATOR, DISTRIBUTOR, CUSTODIAN, AND TRANSFER AGENT

     PFPC Inc. ("PFPC"), serves as the Fund's administrator and accounting services agent. In compensation for its services, PFPC receives a monthly minimum fee and a monthly fee from the Fund based upon average daily net assets.

     PFPC Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Class B and Class C shares each pay a distribution fee of 0.75% of average daily net assets of the Fund attributable to such shares. Some payments under the distribution plans may be used to compensate broker-dealers with trail or maintenance commissions. Class A, Class B and Class C shares also pay a service fee of 0.25% of average daily net assets of such Fund attributable to each Class. For the period ended December 31, 2002, the Distributor waived $119,613 of distribution and service fees.

     PFPC Trust Company (the "Custodian") serves as custodian of the assets of the Fund. As compensation for its services, the Custodian receives a fee based on the Fund's average daily gross assets, subject to certain minimums.

     PFPC also serves as the transfer agent and dividend-disbursing agent for the Fund. As such, PFPC receives a minimum monthly fee for each class, transaction charges and out-of-pocket expenses.

D.   INVESTMENT TRANSACTIONS

     For the period ended December 31, 2002, the aggregate purchases and sales of investment securities, other than short-term obligations, amounted to $15,911,441 and $18,962,850, respectively. There were no purchases or sales of long-term U.S. Government Securities.

E.   CONCENTRATION OF RISK

     The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable fund that is not heavily weighted in any industry or sector.

F.   FEDERAL INCOME TAX INFORMATION

     The Fund maintained a net capital loss of $40,451,692 at June 30, 2002. At June 30, 2002, the Fund had capital loss carryovers of $774,000, $9,460,235 and $30,217,457 expiring in 2008, 2009 and 2010, respectively. These may be used to offset future capital gains. In addition, the Fund deferred the recognition of $26,067,504 net realized securities losses incurred during its fiscal year ended June 30, 2002. Such losses may be used to offset fiscal year 2003 net realized securities gains or, if unused, may be carried forward until June 30, 2011 to offset future net realized securities gains.

G.   SHAREHOLDER FEES

     Class A share purchases are charged a maximum front end sales load of 5.75% of the offering price. Class B redemptions are charged a maximum deferred sales load of 5% during the first year; thereafter it decreases 1% annually to 0% after the sixth year. Class C redemptions are charged a deferred sales load of 1% if redeemed within one year of purchase. The deferred sales load is charged on the lower of the original purchase amount or redemption proceeds.

                                FUND MANAGEMENT

     The business and affairs of the Company are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (888) 287- 4093.

                                                                                           NUMBER OF PORTFOLIOS         OTHER
                            TERM OF OFFICE AND                                               IN FUND COMPLEX        TRUSTEESHIPS/
NAME, (AGE), ADDRESS  AND     LENGTH OF TIME             PRINCIPAL OCCUPATION(S)           OVERSEEN BY DIRECTOR    DIRECTORSHIPS
POSITION(S) WITH FUND             SERVED(1)               DURING PAST  5 YEARS             (INCLUDING THE FUND)    HELD BY DIRECTOR
                                                       DISINTERESTED DIRECTORS

Robert T. Adams (48)              Since 1999      Attorney, Wilson, Elser, Moskowitz,                  1                None.
150 E. 42nd Street                                Edelman & Dicker, 1986-present.
New York, NY 10017-5639
Director, Member of Audit
Committee

Vincent Benefico (42)             Since 1999      Vice President, Reuters Financial                    1                None.
The Reuters Building                              ("Reuters"), a vendor of financial
3 Times Square                                    news and information, 2000-present;
22nd Floor                                        Director, Fixed Income Product
New York, NY 10036                                Management, Reuters, 1999-2000;
Director, Member of Audit                         Product Support Manager, Reuters,
Committee                                                   1997-1999.

James S. Carluccio (49)           Since 1999      Pilgrim Advisors, Inc., Managing                     1                None.
70 Wearimus Road                                  Director, 1999-present;
Ho-Ho-Kus, NJ 07423                               Independent consultant, 1999;
Director, Member of Audit                         Executive Vice President, Technology
Committee                                         Solutions Company, 1992-1999.

Edward Fogarty, Jr. (44)          Since 1999      Attorney, White & McSpedon,P.C.,                     1                None.
875 Avenue of the Americas                        1999-present; Attorney,
New York, NY 10001                                Fogarty & Fogarty PC, 1984-1999.
Director, Member of Audit
Committee

Jonathan M. Rather (42)           Since 1999      General Partner and Chief Financial                  1                None.
320 Park Avenue, 25th Floor                       Officer of Welsh, Carson, Anderson &
New York, NY 10022                                Stowe, a private equity investment
Director, Member of Audit                         firm in health care, communications,
Committee                                          and information services,
                                                  1999-present; Chief
                                                  Operating Officer and
                                                  Chief Financial
                                                  Officer of Goelet
                                                  Corporation, an
                                                  investment management
                                                  company, 1985-1999

                                                     INTERESTED DIRECTORS(2)

Mark P. Bronzo (42)               Since 1999      Senior Vice President (1998-present),                1                None.
94 North Broadway                                 Vice President (1995-1998),
Irvington, NY 10533                               Managing Director and Board Member
Chairman, President                               (1998-present) of GAMNA (formerly
& Chief Executive Officer                         Sorema Asset Management
                                                  Company), 1995-present.

Joseph C. O'Connor (42)           Since 2000      Senior Vice President, Managing                      1                None.
94 North Broadway                                 Director and Board Member of
Irvington, NY 10533                               GAMNA, 2000-present; Managing
Director,                                         Director, Corporate Bond Department
Senior Vice President and                         of Donaldson Lufkin & Jenrette
Managing Director                                 Securities, 1989-2000.

Daniel W. Portanova (42)          Since 1999      Senior Vice President, Managing                      1                None.
94 North Broadway                                 Director and Board Member of
Irvington, NY 10533                               GAMNA, 1998-present; Vice
Director, Senior Vice President,                  President and Managing Director
Treasurer and Chief Operating                     of Sorema Asset Management
Officer                                           Company, 1995-1998.

                                                   OFFICER(S) WHO ARE NOT DIRECTORS

Iona K. Watter (50)               Since 1999      Second Vice President (1999-present),               N/A                N/A
94 North Broadway                                 Corporate Secretary and
Irvington, NY 10533                               Compliance Officer, GAMNA,
Secretary                                         1995-present.

(1) Each Director and officer serves for an indefinite term, until his/her succcessor is elected.

(2) Messrs. Bronzo, O'Connor and Portanova also serve as Directors for Groupama Asset Management N.A., the Fund's Adviser, and are deemed to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended, as a result of their positions with Groupama Asset Management N.A.

DIRECTORS & OFFICERS

    Mark P. Bronzo
    CHAIRMAN, PRESIDENT & CHIEF EXECUTIVE OFFICER

    Robert T. Adams
    DIRECTOR

    Vincent Benefico
    DIRECTOR

    James S. Carluccio
    DIRECTOR

    Edward Fogarty, Jr.
    DIRECTOR

    Joseph C. O'Connor
    DIRECTOR, SENIOR VICE PRESIDENT AND
    MANAGING DIRECTOR

    Daniel W. Portanova
    DIRECTOR, SENIOR VICE PRESIDENT, TREASURER AND CHIEF OPERATING OFFICER

    Jonathan M. Rather
    DIRECTOR

    Iona K. Watter
    SECRETARY

    INVESTMENT ADVISER
    Groupama Asset Management N.A.
    94 North Broadway
    Irvington, New York 10533

    DISTRIBUTOR
    PFPC Distributors, Inc.
    760 Moore Road
    King of Prussia, PA 19406

    ADMINISTRATOR
    PFPC Inc.
    400 Bellevue Parkway
    Wilmington, DE 19809-3710

    TRANSFER AGENT
    PFPC Inc.
    400 Bellevue Parkway
    Wilmington, DE 19809-3710